Consolidated Statement of Changes in Stockholder’s (Deficit) Equity - USD ($)		Class A Common Stock	Class B Common Stock	Manscaped Holdings, LLC [Member] Common Stock	Manscaped Holdings, LLC [Member] Additional Paid-in Capital	Manscaped Holdings, LLC [Member] Accumulated Deficit	Manscaped Holdings, LLC [Member] Convertible Preferred Units	Manscaped Holdings, LLC [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2019					$ 156,000	$ (21,717,000)		$ (21,561,000)
Balance at beginning (in Shares) at Dec. 31, 2019				6,400,000
Issuance of units, net of issuance costs							$ 35,767,000
Issuance of units, net of issuance costs (in Shares)							4,163,996
Convertible notes converted to preferred units	[1]						$ 5,170,000
Convertible notes converted to preferred units (in Shares)	[1]						5,646,334
Beneficial conversion feature (BCF) on Series A-1 preferred units					2,131,000		$ (2,131,000)	2,131,000
Beneficial conversion feature (BCF) on Series A-1 preferred units
Deemed dividend related to BCF on Series A-1 preferred units					(2,131,000)		2,131,000	(2,131,000)
Deemed dividend related to BCF on Series A-1 preferred units (in Shares)
Reclassification of liability share-based awards – expiration of call option					925,000			925,000
Net income (loss)						(54,177,000)		(54,177,000)
Balance at ending at Dec. 31, 2020			$ 575		1,081,000	(75,894,000)	$ 40,937,000	(74,813,000)	$ 24,425	$ (4,251)	$ 20,749
Balance at ending (in Shares) at Dec. 31, 2020			5,750,000	6,400,000			9,810,330
Balance at beginning at Sep. 14, 2020
Balance at beginning (in Shares) at Sep. 14, 2020
Issuance of Class B common stock to Sponsor			$ 575						24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)			5,750,000
Net income (loss)										(4,251)	(4,251)
Balance at ending at Dec. 31, 2020			$ 575		1,081,000	(75,894,000)	$ 40,937,000	(74,813,000)	24,425	(4,251)	20,749
Balance at ending (in Shares) at Dec. 31, 2020			5,750,000	6,400,000			9,810,330
Remeasurement adjustment on redeemable common stock									(24,425)	(25,978,632)	(26,003,057)
Reclassification of liability share-based awards – expiration of call option					10,641,000			10,641,000
Incentive Plan Modification	[2]				351,767,000			351,767,000
Share-based compensation					4,070,000			4,070,000
Net income (loss)						(315,476,000)		(315,476,000)		(1,341,378)	(1,341,378)
Balance at ending at Dec. 31, 2021			$ 575		$ 367,559,000	$ (391,370,000)	$ 40,937,000	$ (23,811,000)		$ (27,324,261)	$ (27,323,686)
Balance at ending (in Shares) at Dec. 31, 2021			5,750,000	6,400,000			9,810,330

[1]	See Note 15 for disclosure of related party amounts
[2]	See Note 8 for disclosure of the Incentive Plan Modification